Retirement Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined benefit plan net periodic benefit cost [Abstract]
Discount rate of benefit obligation		5.50%
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
Employee contribution	3.00%
Plan expenses	$ 164,000	$ 132,000	$ 138,000
Supplemental Employee Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Unfunded benefit obligation	4,901,000	4,029,000
Defined benefit plan change in benefit obligation [Roll Forward]
Benefit obligation, January 1	4,029,000	3,571,000
Service cost	(650,000)	(216,000)	(86,000)
Interest cost	222,000	199,000	214,000
Loss	1,300,000	475,000
Benefit obligation, December 31	4,901,000	4,029,000	3,571,000
Defined benefit plan net periodic benefit cost [Abstract]
Service cost	(650,000)	(216,000)	(86,000)
Interest cost	222,000	199,000	214,000
Loss	1,300,000	475,000	93,000
Net periodic benefit cost	$ 872,000	$ 458,000	$ 221,000
Discount rate of benefit obligation	5.50%
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
Estimated annual benefit payments for 2018	$ 256,603
Estimated annual benefit payments for 2019	609,749
Estimated annual benefit payments for 2020	609,749
Estimated annual benefit payments for 2021	609,749
Estimated annual benefit payments for 2022	609,749
Estimated annual benefit payments, thereafter	$ 6,078,914